Pensions (Details) - Defined Benefit Plans Cash Flows - Defined benefit plans $ in Millions	Dec. 31, 2022 USD ($)
Estimated benefit payments
Total	$ 33.3
2023	2.1
2024	2.4
2025	2.7
2026	3.0
2027	3.2
Five Years Thereafter	$ 19.9